UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2005

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 25, 2005

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$646,821

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      346  7420.00 SH       SOLE                  7420.00
AFLAC INC            COM       com              001055102     8956 240353.43SH       SOLE                240353.43
AMER INTL GROUP INC            com              026874107    22689 409467.03SH       SOLE                409467.03
AMGEN INC COM                  com              031162100    11670 200486.00SH       SOLE                200486.00
APOLLO GROUP INC CL A          com              037604105    22006 297139.00SH       SOLE                297139.00
AUTOMATIC DATA PROC            com              053015103    29382 653655.07SH       SOLE                653655.07
BERKSHIRE HATHAWAY CL B        com              846702074      314   110.00 SH       SOLE                   110.00
BIOMET INC           COM       com              090613100    19159 527800.00SH       SOLE                527800.00
C H ROBINSON WORLDWIDE         com              12541w100    11952 231937.00SH       SOLE                231937.00
CARDINAL HEALTH INC OHIO       com              14149y108    11569 207322.00SH       SOLE                207322.00
CHOICEPOINT INC                com              170388102     9913 247143.01SH       SOLE                247143.01
CINTAS CORP OHIO               com              172908105    26864 650302.00SH       SOLE                650302.00
CITIGROUP INC                  com              172967101    22037 490372.34SH       SOLE                490372.34
COCA COLA CO                   com              191216100      324  7774.00 SH       SOLE                  7774.00
EXPEDITORS INTL WASH INC       com              302130109    14146 264162.00SH       SOLE                264162.00
EXXON MOBIL CORP               com              30231g102     1189 19945.08 SH       SOLE                 19945.08
FIRST DATA CORPORATION         com              319963104    19922 506784.24SH       SOLE                506784.24
FISERV INC WISC PV 1CT         com              337738108    30782 773429.00SH       SOLE                773429.00
GENERAL ELECTRIC               com              369604103    26407 732300.77SH       SOLE                732300.77
HARLEY DAVIDSON INC WIS        com              412822108    25525 441907.21SH       SOLE                441907.21
IBM CORP                       com              459200101      237  2593.00 SH       SOLE                  2593.00
ILLINOIS TOOL WORKS INC        com              452308109    26041 290867.00SH       SOLE                290867.00
INTEL CORP                     com              458140100      281 12084.00 SH       SOLE                 12084.00
JOHNSON AND JOHNSON            com              478160104    25853 384952.02SH       SOLE                384952.02
MARSHALL & ILSLEY CORP         com              571834100      379  9068.00 SH       SOLE                  9068.00
MCLEODUSA INC CL A NEW         com              582266102        4 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266102        0 336203.00SH       SOLE                336203.00
MEDTRONIC INC                  com              585055106    40531 795511.06SH       SOLE                795511.06
MICROSOFT CORP                 com              594918104    18346 759050.15SH       SOLE                759050.15
NORTHERN TRUST CORP            com              665859104    21466 494144.00SH       SOLE                494144.00
OMNICOM GROUP COM              com              681919106    24079 272019.00SH       SOLE                272019.00
PATTERSON COS INC              com              703395103    30263 605869.00SH       SOLE                605869.00
PAYCHEX INC                    com              704326107    27823 847740.25SH       SOLE                847740.25
PFIZER INC                     com              717081103    29235 1112882.20SH      SOLE               1112882.20
PROCTER & GAMBLE CO            com              742718109      245  4616.00 SH       SOLE                  4616.00
SARA LEE CORP                  com              803111103      202  9100.00 SH       SOLE                  9100.00
STERICYCLE INC    COM          com              858912108    10918 247015.00SH       SOLE                247015.00
SYSCO CORPORATION              com              871829107    31971 893040.00SH       SOLE                893040.00
TARGET CORP        COM         com              87612e106    15483 309538.53SH       SOLE                309538.53
WALGREEN CO                    com              931422109    28110 632817.43SH       SOLE                632817.43
WHOLE FOODS MARKET INC         com              966837106      204  2000.00 SH       SOLE                  2000.00

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